Cover	Sep. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 04, 2025
Entity File Number	000-00508
Entity Registrant Name	SIERRA PACIFIC POWER COMPANY
Entity Central Index Key	0000090144
Entity Tax Identification Number	88-0044418
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6100 Neil Road
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89511
City Area Code	775
Local Phone Number	834-4011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false